Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information

13. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

Prior to 2010, the Group had four reporting segments: (1) Headquarters, (2) Shanghai office, (3) Yangtze River delta offices other than Shanghai and (4) other offices.

In 2010, the Group modified the operating segment information reviewed by CODM whereby the CODM only reviews the consolidated results of operations. The Group believes it operates in a sole segment, which is value-added, independent wealth management consulting services. Segment information for all prior periods has been restated to reflect the current segment reporting structure.

Service Lines

Details of revenue by type of service are as follows:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
One-time commissions	11,443,762	29,248,348	49,624,166
Recurring services fee	3,120,470	8,615,211	22,539,160

Net revenues	14,564,232	37,863,559	72,163,326

Substantially all of the Group’s revenues are derived from, and its assets are located in, the PRC.